UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-22481

Apollo Senior Floating Rate Fund Inc.

(Exact name of registrant as specified in charter)

9 West 57th Street New York, New York 10019

(Address of principal executive offices) (Zip code)

Joseph Moroney, President 9 West 57th Street New York, New York 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code:     (212) 515-3200

Date of fiscal year end:     December 31

Date of reporting period:     March 31, 2019

Item 1. Schedule of Investments.

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments

March 31, 2019 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans - 141.1%(a)

AEROSPACE & DEFENSE - 5.2%

MRO Holdings, Inc.
First Lien Term Loan, (LIBOR + 4.75%, 1.00% Floor), 7.38%, 10/25/23(b)	592,500	593,614
PAE Holding Corp.
First Lien Term Loan, (LIBOR + 5.50%, 1.00% Floor), 8.00%, 10/20/22(b)	1,835,241	1,826,065
Second Lien Term Loan, (LIBOR + 9.50%, 1.00% Floor), 12.00%, 10/20/23(b)	1,324,023	1,310,783
Photonis Technologies SAS (France)
First Lien Term Loan, (LIBOR + 7.50%, 1.00% Floor), 10.00%, 09/18/19(b)(c)	3,152,510	2,947,596
StandardAero Aviation Holdings, Inc.
First Lien Term Loan, (LIBOR + 3.75%, 1.00% Floor), 6.25%, 07/07/22(b)	1,983,947	1,988,917
Transdigm, Inc.
First Lien 2018 New Term Loan E, (LIBOR + 2.50%, 0.00% Floor), 5.00%, 05/30/25(b)	994,975	970,777
First Lien 2018 New Term Loan F, (LIBOR + 2.50%, 0.00% Floor), 5.00%, 06/09/23(b)	997,481	976,285
First Lien Term Loan G, (LIBOR + 2.50%, 0.00% Floor), 5.00%, 08/22/24(b)	2,987,399	2,917,196

		13,531,233

AUTOMOTIVE - 4.9%

AP Exhaust Acquisition, LLC
First Lien Term Loan, (LIBOR + 5.00%, 1.00% Floor), 7.69%, 05/10/24(b)	5,984,607	5,445,993
Innovative XCessories & Services, LLC
First Lien Term Loan B, (LIBOR + 4.75%, 1.00% Floor), 7.25%, 11/29/22(b)(n)	4,525,385	4,480,131
Wand Newco 3, Inc.
First Lien Term Loan B, (LIBOR + 3.50%, 0.00% Floor), 5.98%, 02/05/26(b)	2,910,828	2,917,741

		12,843,865

BANKING, FINANCE, INSURANCE & REAL ESTATE - 14.1%

AIS Holdco, LLC
First Lien Term Loan, (LIBOR + 5.00%, 0.00% Floor), 7.50%, 08/15/25(b)	2,194,444	2,145,069

	Principal Amount ($)	Value ($)

BANKING, FINANCE, INSURANCE & REAL ESTATE (continued)

Alera Group Intermediate Holdings, Inc.
First Lien Term Loan B, (LIBOR + 4.50%, 0.00% Floor), 7.00%, 08/01/25(b)	1,630,641	1,642,365
Alliant Holdings Intermediate, LLC
First Lien Term Loan B, (LIBOR + 2.75%, 0.00% Floor), 5.23%, 05/09/25(b)(n)	997,487	961,488
Aretec Group, Inc.
First Lien Term Loan, (LIBOR + 4.25%, 0.00% Floor), 6.75%, 10/01/25(b)	1,942,386	1,922,962
Asurion, LLC
First Lien Term Loan B6, (LIBOR + 3.00%, 0.00% Floor), 5.50%, 11/03/23(b)	3,575,924	3,565,143
First Lien Term Loan B7, (LIBOR + 3.00%, 0.00% Floor), 5.50%, 11/03/24(b)	1,731,881	1,722,754
Second Lien Term Loan B-2, (LIBOR + 6.50%, 0.00% Floor), 9.00%, 08/04/25(b)	2,136,429	2,170,921
Edelman Financial Center, LLC
First Lien Term Loan B, (LIBOR + 3.25%, 0.00% Floor), 6.04%, 07/21/25(b)	6,171,800	6,131,313
Second Lien Term Loan, (LIBOR + 6.75%, 0.00% Floor), 9.54%, 07/20/26(b)	1,000,000	1,007,500
Forest City Enterprises, L.P.
First Lien Term Loan B, (LIBOR + 4.00%, 0.00% Floor), 6.48%, 12/08/25(b)	1,367,763	1,375,457
Medical Card System, Inc.
First Lien Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 09/02/19(b)(d)	5,039,600	4,505,993
Mitchell International, Inc.
First Lien Term Loan, (LIBOR + 3.25%, 0.00% Floor), 5.75%, 11/29/24(b)	3,029,952	2,920,600
NFP Corp.
First Lien Term Loan B, (LIBOR + 3.00%, 0.00% Floor), 5.50%, 01/08/24(b)(n)	3,979,745	3,845,787
Sedgwick Claims Management Services, Inc.
First Lien Term Loan B, (LIBOR + 3.25%, 0.00% Floor), 5.75%, 12/31/25(b)	1,395,605	1,369,291
SG Acquisition, Inc.
First Lien Term Loan, (LIBOR + 5.00%, 1.00% Floor), 7.60%, 03/29/24(b)	1,692,709	1,686,361

		36,973,004

See accompanying Notes to Schedule of Investments.  |  1

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments (continued)

March 31, 2019 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans(a) (continued)

BEVERAGE, FOOD & TOBACCO - 2.3%

JBS, S.A.
First Lien Initial Term Loan, (LIBOR + 2.50%, 0.75% Floor), 4.98%, 10/30/22(b)	1,984,810	1,974,271
Winebow Holdings, Inc.
First Lien Term Loan, (LIBOR + 3.75%, 1.00% Floor), 6.25%, 07/01/21(b)	3,300,977	2,852,589
Second Lien Term Loan, (LIBOR + 7.50%, 1.00% Floor), 10.00%, 01/02/22(b)	2,260,897	1,243,493

		6,070,353

CAPITAL EQUIPMENT - 2.0%

Altra Industrial Motion Corp.
First Lien Term Loan, (LIBOR + 2.00%, 0.00% Floor), 4.50%, 10/01/25(b)(n)	1,920,846	1,889,632
Safe Fleet Holdings, LLC
First Lien Term Loan, (LIBOR + 3.00%, 1.00% Floor), 5.49%, 02/03/25(b)(n)	1,989,962	1,942,701
Second Lien Term Loan, (LIBOR + 6.75%, 1.00% Floor), 9.24%, 02/02/26(b)	1,403,846	1,351,202

		5,183,535

CHEMICALS, PLASTICS, & RUBBER - 5.1%

Archroma Finance S.A.R.L (Luxembourg)
First Lien Term Loan B-2, (LIBOR + 4.00%, 0.00% Floor), 6.80%, 08/12/24(b)(c)	2,095,315	2,079,601
Diamond (BC) B.V.
First Lien Term Loan, (LIBOR + 3.00%, 0.00% Floor), 5.74%, 09/06/24(b)	3,880,072	3,739,419
Polar US Borrower, LLC
First Lien Term Loan, (LIBOR + 4.75%, 0.00% Floor), 7.35%, 10/15/25(b)	2,493,750	2,496,867
Starfruit US Holdco, LLC
First Lien Term Loan B, (LIBOR + 3.25%, 0.00% Floor), 5.74%, 10/01/25(b)	5,011,718	4,952,229

		13,268,116

CONSTRUCTION & BUILDING - 5.9%

Associated Asphalt Partners, LLC
First Lien Term Loan B, (LIBOR + 5.25%, 1.00% Floor), 7.75%, 04/05/24(b)	5,452,632	5,384,474
Forterra Finance, LLC
First Lien Term Loan, (LIBOR + 3.00%, 1.00% Floor), 5.50%, 10/25/23(b)(n)	4,017,492	3,711,862

	Principal Amount ($)	Value ($)

CONSTRUCTION & BUILDING (continued)

KBR, Inc.
First Lien Term Loan B, (LIBOR + 3.75%, 0.00% Floor), 6.25%, 04/25/25(b)	4,406,380	4,413,276
Terra Millennium Corp.
First Lien First Out Term Loan, (LIBOR + 6.75%, 1.00% Floor), 9.25%, 10/31/22(b)	1,875,000	1,865,625

		15,375,237

CONSUMER GOODS: DURABLE - 0.9%

PT Holdings, LLC
First Lien Term Loan, (LIBOR + 4.00%, 1.00% Floor), 6.60%, 12/09/24(b)(n)	1,806,475	1,779,378
Second Lien Term Loan, (LIBOR + 8.00%, 1.00% Floor), 10.60%, 12/08/25(b)(d)	625,000	618,750

		2,398,128

CONSUMER GOODS: NON-DURABLE - 1.1%

ABG Intermediate Holdings 2, LLC
First Lien Term Loan, (LIBOR + 3.50%, 1.00% Floor), 6.00%, 09/27/24(b)	2,992,405	2,940,053

CONTAINERS, PACKAGING & GLASS - 2.2%

Anchor Glass Container Corp.
First Lien Term Loan, (LIBOR + 2.75%, 1.00% Floor), 5.23%, 12/07/23(b)	4,276,149	3,447,666
Strategic Materials Holding Corp.
First Lien Term Loan, (LIBOR + 3.75%, 1.00% Floor), 6.49%, 11/01/24(b)	2,871,076	2,426,059

		5,873,725

ENERGY: OIL & GAS - 1.5%

Ascent Resources - Marcellus, LLC
First Lien Term Loan A, (LIBOR + 6.50%, 1.00% Floor), 8.99%, 03/30/23(b)	452,027	453,157
Oryx Southern Delaware Holdings, LLC
First Lien Term Loan, (LIBOR + 3.25%, 1.00% Floor), 5.75%, 02/28/25(b)	2,041,883	1,979,779
Sheridan Investment Partners I, LLC
Deferred Principal Facility I,10/01/19(d)(f)	4,749	3,800
First Lien Tranche B-2, (LIBOR + 3.50%, 0.75% Floor), 6.11%, 10/01/19(b)	1,433,729	1,211,501

2  |  See accompanying Notes to Schedule of Investments.

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments (continued)

March 31, 2019 (unaudited)

	Principal Amount ($)	Value ($)
Senior Loans(a) (continued)

ENERGY: OIL & GAS (continued)

Sheridan Production Partners I-A, L.P.
Deferred Principal Facility I-A, 10/01/19(d)(f)	629	503

First Lien Tranche B-2, (LIBOR + 3.50%, 0.75% Floor), 6.11%, 10/01/19(b)	189,981	160,534
Sheridan Production Partners I-M, L.P.
Deferred Principal Facility I-M, 10/01/19(d)(f)	384	307
First Lien Tranche B-2, (LIBOR + 3.50%, 0.75% Floor), 6.11%, 10/01/19(b)	116,041	98,055

		3,907,636

ENVIRONMENTAL INDUSTRIES - 2.2%

Belfor Holdings, Inc.
First Lien Term Loan, (LIBOR + 4.00%, 0.00% Floor), 6.74%, 04/03/26(b)(n)	500,000	505,000
GFL Environmental, Inc. (Canada)
First Lien Term Loan B, (LIBOR + 3.00%, 1.00% Floor), 5.50%, 05/30/25(b)(c)	5,472,031	5,302,727

		5,807,727

HEALTHCARE & PHARMACEUTICALS - 10.2%

Auris Luxembourg III S.A R.L. (Luxembourg)
First Lien Term Loan, (LIBOR + 3.75%, 0.00% Floor), 6.25%, 02/27/26(b)(c)(n)	1,887,324	1,889,683
Bausch Health Companies, Inc. (Canada)
First Lien Term Loan B, (LIBOR + 3.00%, 0.00% Floor), 5.48%, 06/02/25(b)(c)	974,906	969,774
BioClinica Holding I, LP
First Lien Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 7.00%, 10/20/23(b)	2,189,821	1,973,576
BW NHHC HoldCo, Inc.
First Lien Term Loan, (LIBOR + 5.00%, 0.00% Floor), 7.49%, 05/15/25(b)	2,028,078	1,979,060
CT Technologies Intermediate Hldgs, Inc.
First Lien New Term Loan, (LIBOR + 4.25%, 1.00% Floor), 6.75%, 12/01/21(b)	4,186,461	3,634,371
Endo Luxembourg Finance I Company S.A.R.L
First Lien Term Loan B, (LIBOR + 4.25%, 0.75% Floor), 6.75%, 04/29/24(b)	1,972,311	1,941,494

	Principal Amount ($)	Value ($)

HEALTHCARE & PHARMACEUTICALS (continued)

Hanger, Inc.
First Lien Term Loan B, (LIBOR + 3.50%, 0.00% Floor), 6.00%, 03/06/25(b)	2,350,086	2,347,149

Inovalon Holdings, Inc.
First Lien Term Loan, (LIBOR + 3.50%, 0.00% Floor), 6.00%, 04/02/25(b)	2,767,957	2,763,639
Lanai Holdings III, Inc.
Second Lien Term Loan, (LIBOR + 8.50%, 1.00% Floor), 11.24%, 08/28/23(b)	869,565	782,608
Lantheus Medical Imaging, Inc.
First Lien Term Loan B, (LIBOR + 3.75%, 1.00% Floor), 6.25%, 06/30/22(b)	1,030,333	1,030,766
Medical Solutions Holdings, Inc.
First Lien Term Loan, (LIBOR + 3.75%, 1.00% Floor), 6.25%, 06/14/24(b)	2,948,334	2,952,019
Team Health Holdings, Inc.
First Lien Term Loan, (LIBOR + 2.75%, 1.00% Floor), 5.25%, 02/06/24(b)(n)	4,379,157	3,908,398
U.S. Renal Care, Inc.
First Lien Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 6.85%, 12/30/22(b)	591,252	591,069

		26,763,606

HIGH TECH INDUSTRIES - 20.4%

DigiCert, Inc.
First Lien Term Loan, (LIBOR + 4.00%, 1.00% Floor), 6.50%, 10/31/24(b)	4,992,772	4,915,808
Second Lien Term Loan, (LIBOR + 8.00%, 1.00% Floor), 10.50%, 10/31/25(b)	1,911,782	1,874,741
Flexera Software, LLC
First Lien Term Loan B, (LIBOR + 3.25%, 1.00% Floor), 5.75%, 02/26/25(b)	1,244,151	1,239,796
Second Lien Term Loan, (LIBOR + 7.25%, 1.00% Floor), 9.75%, 02/26/26(b)	1,114,500	1,107,535
Help/Systems Holdings, Inc.
First Lien Term Loan B, (LIBOR + 3.75%, 0.00% Floor), 6.25%, 03/28/25(b)	1,676,618	1,657,756
Imperva, Inc.
First Lien Term Loan, (LIBOR + 4.00%, 1.00% Floor), 6.49%, 01/12/26(b)	2,922,222	2,903,505
ION Trading Technologies S.A.R.L (Luxembourg)
First Lien Term Loan, (LIBOR + 4.00%, 1.00% Floor), 6.65%, 11/21/24(b)(c)	5,813,183	5,661,604

See accompanying Notes to Schedule of Investments.  |  3

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments (continued)

March 31, 2019 (unaudited)

	Principal Amount ($)	Value ($)
Senior Loans(a) (continued)

HIGH TECH INDUSTRIES (continued)

Ivanti Software, Inc.
First Lien Term Loan, (LIBOR + 4.25%, 1.00% Floor), 6.75%, 01/20/24(b)	5,945,213	5,911,801

MA FinanceCo., LLC
First Lien Term Loan B3, (LIBOR + 2.50%, 0.00% Floor), 5.00%, 06/21/24(b)	255,377	249,376
Ocean Bidco, Inc.
First Lien Term Loan, (LIBOR + 4.75%, 1.00% Floor), 7.40%, 03/21/25(b)	1,040,412	1,030,445
Red Ventures, LLC
First Lien Term Loan B, (LIBOR + 3.00%, 0.00% Floor), 5.50%, 11/08/24(b)(n)	1,664,044	1,656,139
Riverbed Technology, Inc.
First Lien Term Loan, (LIBOR + 3.25%, 1.00% Floor), 5.75%, 04/24/22(b)	2,968,559	2,707,697
Seattle SpinCo, Inc.
First Lien Term Loan B, (LIBOR + 2.50%, 0.00% Floor), 5.00%, 06/21/24(b)	1,724,623	1,684,094
SolarWinds Holdings, Inc.
First Lien Term Loan B, (LIBOR + 2.75%, 0.00% Floor), 5.25%, 02/05/24(b)	3,989,899	3,954,987
SS&C European Holdings, S.A.R.L (Luxembourg)
First Lien Term Loan B4, (LIBOR + 2.25%, 0.00% Floor), 4.75%, 04/16/25(b)(c)	1,283,863	1,275,210
SS&C Technologies, Inc.
First Lien Term Loan B3, (LIBOR + 2.25%, 0.00% Floor), 4.75%, 04/16/25(b)	1,785,629	1,773,594
Syncsort, Inc.
First Lien Term Loan B, (LIBOR + 4.50%, 0.00% Floor), 7.00%, 08/16/24(b)(n)	1,496,241	1,492,971
Second Lien Term Loan, (LIBOR + 9.00%, 1.00% Floor), 11.50%, 08/18/25(b)	2,500,000	2,490,000
Triple Point Group Holdings, Inc.
First Lien Term Loan, (LIBOR + 4.25%, 1.00% Floor), 6.90%, 07/10/20(b)	3,900,599	3,473,990
Vertafore, Inc.
First Lien Term Loan, (LIBOR + 3.25%, 0.00% Floor), 5.75%, 07/02/25(b)	3,989,784	3,925,648
Second Lien Term Loan, (LIBOR + 7.25%, 0.00% Floor), 9.75%, 07/02/26(b)	2,720,000	2,692,800

		53,679,497

	Principal Amount ($)	Value ($)

HOTEL, GAMING & LEISURE - 3.0%

AMC Entertainment, Inc.
First Lien Term Loan B, (LIBOR + 3.00%, 0.00% Floor), 5.63%, 03/20/26(b)(n)	1,887,240	1,876,388
Mohegan Tribal Gaming Authority
First Lien Term Loan A, (LIBOR + 3.75%, 0.00% Floor), 6.25%, 10/13/21(b)	436,595	425,898
Penn National Gaming, Inc.
First Lien Term Loan A, (LIBOR + 2.00%, 0.00% Floor), 4.50%, 10/19/23(b)(n)	2,804,728	2,778,433
First Lien Term Loan B-1, (LIBOR + 2.25%, 0.75% Floor), 4.75%, 10/15/25(b)	1,751,634	1,736,307
Scientific Games International, Inc.
First Lien Term Loan B-5, (LIBOR + 2.75%, 0.00% Floor), 5.33%, 08/14/24(b)(n)	997,481	973,168

		7,790,194

MEDIA: ADVERTISING, PRINTING & PUBLISHING - 2.8%

Acosta, Inc.
First Lien Term Loan B, (LIBOR + 3.25%, 1.00% Floor), 5.75%, 09/26/21(b)	632,507	297,996
Advantage Sales & Marketing, Inc.
First Lien Incremental Term Loan B, (LIBOR + 3.25%, 1.00% Floor), 5.75%, 07/23/21(b)	2,617,774	2,225,763
First Lien Term Loan, (LIBOR + 3.25%, 1.00% Floor), 5.75%, 07/23/21(b)	5,271,688	4,499,886
F & W Media, Inc.
First Lien Term Loan B-1 (9.00% PIK), (LIBOR + 6.50%, 1.50% Floor), 9.00%, 05/24/22(b)(d)(f)(g)(h)	348,072	337,724
First Lien Term Loan B-2 (12.50% PIK), (LIBOR + 10.00%, 1.50% Floor), 12.50%, 05/24/22(b)(d)(f)(g)(h)	970,554	—

		7,361,369

MEDIA: BROADCASTING & SUBSCRIPTION - 9.1%

CSC Holdings, LLC
First Lien Term Loan, (LIBOR + 3.00%, 0.00% Floor), 5.59%, 04/15/27(b)	3,395,833	3,386,291
First Lien Term Loan B, (LIBOR + 2.25%, 0.00% Floor), 4.73%, 01/15/26(b)(n)	1,361,111	1,324,701
Emmis Operating Co.
First Lien Term Loan, (LIBOR + 8.00%, 1.00% Floor), 10.41%, 04/18/19(b)(d)	203,527	201,746
Global Eagle Entertainment, Inc.
First Lien Term Loan, (LIBOR + 7.50%, 1.00% Floor), 10.01%, 01/06/23(b)	5,513,322	5,430,623

4  |  See accompanying Notes to Schedule of Investments.

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments (continued)

March 31, 2019 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans(a) (continued)

MEDIA: BROADCASTING & SUBSCRIPTION (continued)

SESAC Holdco II, LLC
First Lien Term Loan, (LIBOR + 3.00%, 1.00% Floor), 5.50%, 02/23/24(b)	1,231,156	1,204,483
Second Lien Term Loan, (LIBOR + 7.25%, 1.00% Floor), 9.75%, 02/24/25(b)	725,278	716,212
Unitymedia Finance, LLC
First Lien Term Loan B, (LIBOR + 2.25%, 0.00% Floor), 4.73%, 09/30/25(b)(n)	2,000,000	1,982,890
Univision Communications, Inc.
First Lien Term Loan, (LIBOR + 2.75%, 1.00% Floor), 5.25%, 03/15/24(b)(n)	5,780,355	5,460,007
Urban One, Inc.
First Lien Term Loan, (LIBOR + 4.00%, 1.00% Floor), 6.50%, 04/18/23(b)	1,363,340	1,308,813
Ziggo Secured Finance Partnership (Netherlands)
First Lien Term Loan E, (LIBOR + 2.50%, 0.00% Floor), 4.98%, 04/15/25(b)(c)	2,890,000	2,818,949

		23,834,715

MEDIA: DIVERSIFIED & PRODUCTION - 1.7%

Learfield Communications, LLC
First Lien Initial Term Loan, (LIBOR + 3.25%, 1.00% Floor), 5.75%, 12/01/23(b)(n)	4,125,395	4,116,381
Second Lien Term Loan, (LIBOR + 7.25%, 1.00% Floor), 9.75%, 12/02/24(b)	375,000	374,063

		4,490,444

RETAIL - 8.9%

Charming Charlie, LLC
First Lien Term Loan A (12.49% PIK), (LIBOR + 5.00%, 1.00% Floor), 12.49%, 04/24/23(b)(d)(g)	836,981	59,576
First Lien Term Loan B (12.49% PIK), (LIBOR + 1.00%, 1.00% Floor), 12.49%, 04/24/23(b)(d)(g)	1,024,775	72,944
Vendor Payment Term Loan, 20.00%, 05/15/19(d)(i)	46,489	46,489
EG America, LLC
First Lien Term Loan, (LIBOR + 4.00%, 0.00% Floor), 6.60%, 02/07/25(b)	2,959,048	2,896,908
General Nutrition Centers, Inc.
First Lien FILO Term Loan, (LIBOR + 7.00%, 0.00% Floor), 9.50%, 12/31/22(b)	3,072,350	3,115,885

	Principal Amount ($)	Value ($)

RETAIL (continued)

General Nutrition Centers, Inc.
First Lien Term Loan B2, (LIBOR + 8.75%, 0.75% Floor), 11.40%, 03/04/21(b)(n)	1,801,758	1,746,354
Mister Car Wash Holdings, Inc.
First Lien Term Loan, (LIBOR + 3.25%, 1.00% Floor), 5.75%, 08/20/21(b)(n)	2,992,151	2,982,187
Neiman Marcus Group, Inc.
First Lien Term Loan, (LIBOR + 3.25%, 1.00% Floor), 5.73%, 10/25/20(b)	4,814,999	4,490,492
Petco Animal Supplies, Inc.
First Lien Second Amendment Term Loan B1, (LIBOR + 3.25%, 1.00% Floor), 5.99%, 01/26/23(b)	5,957,383	4,554,419
PetSmart, Inc.
First Lien Term Loan B-2, (LIBOR + 3.00%, 1.00% Floor), 5.49%, 03/11/22(b)(n)	3,896,883	3,505,266

		23,470,520

SERVICES: BUSINESS - 16.4%

Air Medical Group Holdings, Inc.
First Lien Incremental Term Loan B, (LIBOR + 4.25%, 1.00% Floor), 6.74%, 03/14/25(b)	1,869,797	1,762,283
First Lien Term Loan B, (LIBOR + 3.25%, 1.00% Floor), 5.74%, 04/28/22(b)(n)	3,800,648	3,588,458
Allied Universal Holdco, LLC
First Lien Term Loan, (LIBOR + 4.25%, 1.00% Floor), 6.75%, 07/28/22(b)	2,788,730	2,729,469
First Lien Term Loan B, (LIBOR + 3.75%, 1.00% Floor), 6.25%, 07/28/22(b)	3,190,406	3,093,099
Carestream Health, Inc.
Second Lien Extended Term Loan, (LIBOR + 9.50%, 1.00% Floor), 12.00%, 06/07/21(b)	2,164,520	2,132,052
Electro Rent Corp.
First Lien Term Loan, (LIBOR + 5.00%, 1.00% Floor), 7.78%, 01/31/24(b)	2,238,796	2,249,050
Envision Healthcare Corp.
First Lien Term Loan B, (LIBOR + 3.75%, 0.00% Floor), 6.25%, 10/10/25(b)	5,875,811	5,511,040
Evergreen Skills Lux S.A.R.L. (Luxembourg)
First Lien Term Loan, (LIBOR + 4.75%, 1.00% Floor), 7.25%, 04/28/21(b)(c)	4,000,000	3,376,000
Second Lien Term Loan, (LIBOR + 8.25%, 1.00% Floor), 10.75%, 04/28/22(b)(c)	1,000,000	415,000

See accompanying Notes to Schedule of Investments.  |  5

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments (continued)

March 31, 2019 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans(a) (continued)

SERVICES: BUSINESS (continued)

R1 RCM, Inc.
First Lien Term Loan, (LIBOR + 5.25%, 0.00% Floor), 7.75%, 05/08/25(b)(d)	1,417,857	1,410,768
Refinitiv US Holdings, Inc.
First Lien Term Loan, (LIBOR + 3.75%, 0.00% Floor), 6.25%, 10/01/25(b)(n)	5,346,467	5,200,402
SGS Cayman, L.P.
First Lien Term Loan B, (LIBOR + 5.38%, 1.00% Floor), 7.98%, 04/23/21(b)	774,215	756,795
Solera, LLC
First Lien Term Loan B, (LIBOR + 2.75%, 0.00% Floor), 5.25%, 03/03/23(b)(n)	3,069,785	3,049,985
STG-Fairway Acquisitions, Inc.
First Lien Term Loan, (LIBOR + 5.25%, 1.00% Floor), 7.75%, 06/30/22(b)	2,577,911	2,572,549
Sutherland Global Services, Inc.
First Lien Term Loan, (LIBOR + 5.38%, 1.00% Floor), 7.98%, 04/23/21(b)	3,325,989	3,251,154
Verscend Holding Corp.
First Lien Term Loan B, (LIBOR + 4.50%, 0.00% Floor), 7.00%, 08/27/25(b)	1,990,000	1,980,050

		43,078,154

SERVICES: CONSUMER - 2.7%

Laureate Education, Inc.
First Lien Term Loan 2024, (LIBOR + 3.50%, 1.00% Floor), 6.00%, 04/26/24(b)	2,335,187	2,337,826
USS Ultimate Holdings, Inc.
First Lien Term Loan, (LIBOR + 3.75%, 1.00% Floor), 6.25%, 08/25/24(b)(n)	2,469,400	2,456,016
Second Lien Term Loan, (LIBOR + 7.75%, 1.00% Floor), 10.25%, 08/25/25(b)	2,500,000	2,391,663

		7,185,505

TELECOMMUNICATIONS - 11.6%

CenturyLink, Inc.
First Lien Term Loan A, (LIBOR + 2.75%, 0.00% Floor), 5.25%, 11/01/22(b)	763,100	762,466
First Lien Term Loan B, (LIBOR + 2.75%, 0.00% Floor), 5.25%, 01/31/25(b)(n)	6,013,178	5,907,978
Flight Bidco, Inc.
First Lien Term Loan, (LIBOR + 3.50%, 0.00% Floor), 6.00%, 07/23/25(b)	3,076,902	3,039,718

	Principal Amount ($)	Value ($)

TELECOMMUNICATIONS (continued)

Intelsat Jackson Holdings S.A. (Luxembourg)
First Lien Fixed Term Loan B5, 6.63%, 01/02/24(c)(i)(n)	4,748,810	4,761,869
First Lien Term Loan B3, (LIBOR + 3.75%, 1.00% Floor), 6.24%, 11/27/23(b)(c)	3,666,667	3,617,387
First Lien Term Loan B4, (LIBOR + 4.50%, 1.00% Floor), 6.99%, 01/02/24(b)(c)	3,448,622	3,468,020
MLN US Holdco, LLC
First Lien Term Loan, (LIBOR + 4.50%, 0.00% Floor), 7.00%, 11/30/25(b)	1,540,000	1,516,515
U.S. TelePacific Corp.
First Lien Term Loan B, (LIBOR + 5.00%, 1.00% Floor), 7.60%, 05/02/23(b)	2,000,000	1,946,260
Zacapa, LLC
First Lien Term Loan B, (LIBOR + 5.00%, 0.75% Floor), 7.60%, 07/02/25(b)	2,321,666	2,330,373
Zayo Group, LLC
First Lien Term Loan B1, (LIBOR + 2.00%, 0.00% Floor), 4.50%, 01/19/21(b)	997,455	993,356
First Lien Term Loan B2, (LIBOR + 2.25%, 1.00% Floor), 4.75%, 01/19/24(b)	2,183,137	2,174,186

		30,518,128

TRANSPORTATION: CARGO - 3.8%

Avolon Holdings, Ltd.
First Lien Term Loan B3, (LIBOR + 2.00%, 0.75% Floor), 4.49%, 01/15/25(b)(n)	5,077,031	5,043,243
Savage Enterprises, LLC
First Lien Term Loan, (LIBOR + 4.50%, 0.00% Floor), 6.99%, 08/01/25(b)	1,775,098	1,781,755
YRC Worldwide, Inc.
First Lien Term Loan, (LIBOR + 8.50%, 1.00% Floor), 11.24%, 07/26/22(b)(n)	3,139,008	3,103,129

		9,928,127

TRANSPORTATION: CONSUMER - 1.6%

American Airlines, Inc.
First Lien Replacement Term Loan B, (LIBOR + 2.00%, 0.00% Floor), 4.50%, 04/28/23(b)(n)	1,500,000	1,473,750
Travel Leaders Group, LLC
First Lien Term Loan B, (LIBOR + 4.00%, 0.00% Floor), 6.48%, 01/25/24(b)	2,595,438	2,604,081

		4,077,831

6  |  See accompanying Notes to Schedule of Investments.

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments (continued)

March 31, 2019 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans(a) (continued)

UTILITIES: ELECTRIC - 1.5%

Brookfield WEC Holdings, Inc.
First Lien Term Loan, (LIBOR + 3.75%, 0.75% Floor), 6.25%, 08/01/25(b)	3,990,000	3,988,065

Total Senior Loans (Cost $381,348,861)		370,338,767

Corporate Notes and Bonds - 13.2%(i)

AEROSPACE & DEFENSE - 0.8%

Transdigm, Inc.
6.25%, 03/15/26(e)	2,000,000	2,080,000

BANKING, FINANCE, INSURANCE & REAL ESTATE - 0.7%

NFP Corp.
6.88%, 07/15/25(e)	2,000,000	1,920,000

BEVERAGE, FOOD & TOBACCO - 0.7%

Sigma Holdco B.V. (Netherlands)
7.88%, 05/15/26(c)(e)	2,000,000	1,855,000

CONTAINERS, PACKAGING & GLASS - 0.4%

Reynolds Group Holdings, Inc.
6.88%, 02/15/21	1,069,068	1,074,413

ENERGY: OIL & GAS - 1.7%

Moss Creek Resources Holdings, Inc.
7.50%, 01/15/26(e)	4,762,000	4,416,755

HEALTHCARE & PHARMACEUTICALS - 1.9%

Bausch Health Companies, Inc. (Canada)
6.50%, 03/15/22(c)(e)	1,500,000	1,554,375
5.88%, 05/15/23(c)(e)	1,817,000	1,841,984
Team Health Holdings, Inc.
6.38%, 02/01/25(e)	2,000,000	1,632,500

		5,028,859

HIGH TECH INDUSTRIES - 1.1%

Infor Software Parent, LLC
7.13%, 05/01/21(e)	1,000,000	1,006,360
Riverbed Technology, Inc.
8.88%, 03/01/23(e)	2,400,000	1,778,000

		2,784,360

	Principal Amount ($)	Value ($)

HOTEL, GAMING & LEISURE - 1.8%

Churchill Downs, Inc.
4.75%, 01/15/28(e)	2,990,000	2,859,188
Scientific Games International, Inc.
5.00%, 10/15/25(e)	2,000,000	1,965,000

		4,824,188

MEDIA: BROADCASTING & SUBSCRIPTION - 1.7%

CSC Holdings, LLC
10.88%, 10/15/25(e)	293,000	339,001
5.38%, 02/01/28(e)	2,000,000	2,010,000
Univision Communications, Inc.
5.13%, 02/15/25(e)	1,077,000	1,008,341
Urban One, Inc.
7.38%, 04/15/22(e)	1,211,000	1,174,670

		4,532,012

METALS & MINING - 0.0%

ERP Iron Ore, LLC
LIBOR + 8.00%, 12/31/19(d)(f)(j)	26,469	4,787
Magnetation, LLC / Mag Finance Corp.
11.00%, 05/15/18(d)(e)(f)(k)	639,000	—

		4,787

RETAIL - 0.0%

PetSmart, Inc.
5.88%, 06/01/25(e)	113,000	95,203

SERVICES: BUSINESS - 0.3%

Darling Ingredients, Inc.
5.25%, 04/15/27(e)	750,000	761,250

SERVICES: CONSUMER - 0.8%

NVA Holdings, Inc.
6.88%, 04/01/26(e)	2,000,000	1,987,500

TELECOMMUNICATIONS - 1.3%

Orbcomm, Inc.
8.00%, 04/01/24(e)	3,194,000	3,329,745

Total Corporate Notes and Bonds (Cost $35,438,916)		34,694,072

See accompanying Notes to Schedule of Investments.  |  7

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments (continued)

March 31, 2019 (unaudited)

	Share Quantity	Value ($)
Common Stocks - 0.5%

BANKING, FINANCE, INSURANCE & REAL ESTATE - 0.0%

Medical Card System, Inc.(d)(f)	991,230	88,589

ENERGY: OIL & GAS - 0.5%

Ascent Resources Marcellus Holdings, Inc.(f)	324,739	917,388
HGIM Corp.(d)(f)	9,820	358,430
Southcross Holdings Borrower, GP LLC(d)(f)	129	—
Southcross Holdings Borrower, LP, Class A-II(d)	129	69,337

		1,345,155

MEDIA: ADVERTISING, PRINTING & PUBLISHING - 0.0%

F & W Media, Inc.(d)(f)(h)	9,511	—

RETAIL - 0.0%

Charming Charlie, LLC(d)(f)	8,890,519	—

Total Common Stocks (Cost $2,032,380)		1,433,744

	Share Quantity	Value ($)
Preferred Stock - 1.5%

BANKING, FINANCE, INSURANCE & REAL ESTATE - 1.5%

Watford Holdings, Ltd. (Bermuda)
8.50%(c)(d)(e)	160,000	3,913,240

Total Preferred Stock (Cost $3,920,000)		3,913,240

Warrants - 0.0%

ENERGY: OIL & GAS - 0.0%

Ascent Resources Marcellus Holdings, Inc.(d)(f)	84,077	2,522

Total Warrants (Cost $8,408)		2,522

Total Investments - 156.3%
(Cost of $422,748,565)		410,382,345
Other Assets & Liabilities, Net - (2.7)%		(7,146,924)
Loan Outstanding - (53.6)%(l)(m)		(140,674,002)

Net Assets (Applicable to Common Shares) - 100.0%		262,561,419

(a)

“Senior Loans” are senior, secured loans made to companies whose debt is below investment grade as well as investments with similar economic characteristics. Senior Loans typically hold a first lien priority and, unless otherwise indicated, are required to pay interest at floating rates that are periodically reset by reference to a base lending rate plus a spread. In some instances, the rates shown represent the weighted average rate as of March 31, 2019. Senior Loans are generally not registered under the Securities Act of 1933 (the “1933 Act”) and often incorporate certain restrictions on resale and cannot be sold publicly. Senior Loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturity.

(b)

The interest rate on this Senior Loan is subject to a base lending rate plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily the prime rate offered by one or more major U.S. banks (“Prime”). The interest rate is subject to a minimum floor, which may be less than or greater than the prevailing period end LIBOR/Prime rate. As of March 31, 2019, the 1, 2, 3 and 6 month LIBOR rates were 2.49%, 2.56%, 2.60% and 2.66%, respectively, and the Prime lending rate was 5.50%. Senior Loans may contain multiple contracts of the same issuer which may be subject to base lending rates of both LIBOR and Prime (“Variable”) in addition to the stated spread.

(c)	Foreign issuer traded in U.S. dollars.
(d)	Fair Value Level 3 security.
(e)

Securities exempt from registration pursuant to Rule 144A under the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2019, these securities amounted to $37,528,112, or 14.29% of net assets.

(f)	Non-income producing asset.
(g)	Represents a payment-in-kind (“PIK”) security, which may pay interest in additional principal amounts.
(h)	The issuer has filed for Chapter 11 bankruptcy protection as of March 10, 2019, as such, income is no longer being accrued.
(i)	Fixed rate asset.
(j)	The issuer is in default of its payment obligations as of July 5, 2018, as such, income is no longer being accrued.
(k)	The issuer is in default of its payment obligations as of May 5, 2015, as such, income is no longer being accrued.
(l)	The Fund has granted a security interest in substantially all of its assets in the event of default under the credit facility.
(m)	Principal of $141,000,000 less unamortized deferred financing costs of $325,998.
(n)	All or a portion of this Senior Loan position has not settled. Full contract rates do not take effect until settlement date and therefore are subject to change.

8  |  See accompanying Notes to Schedule of Investments.

Apollo Senior Floating Rate Fund Inc.

Notes to Schedule of Investments

March 31, 2019 (unaudited)

Security Valuation

Apollo Senior Floating Rate Fund Inc. (the “Fund”) values its investments primarily using the mean of the bid and ask prices provided by a nationally recognized security pricing service or broker. Senior Loans, corporate notes and bonds, common stock, preferred stock and warrants are priced based on valuations provided by an approved independent pricing service or broker, if available. If market or broker quotations are not available, or a price is not available from an independent pricing service or broker, or if the price provided by the independent pricing service or broker is believed to be unreliable, the security will be fair valued pursuant to procedures adopted by the Fund’s board of directors (the “Board”). In general, the fair value of a security is the amount that the Fund might reasonably expect to receive upon the sale of an asset or pay to transfer a liability in an orderly transaction between willing market participants at the reporting date. Fair value procedures generally take into account any factors deemed relevant, which may include, among others, (i) the nature and pricing history of the security, (ii) the liquidity or illiquidity of the market for the particular security, (iii) recent purchases or sales transactions for the particular security or similar securities and (iv) press releases and other information published about the issuer. In these cases, the Fund’s net asset value (“NAV”) will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAV. Determination of fair value is uncertain because it involves subjective judgments and estimates. There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security.

Fair Value Measurements

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted unadjusted prices for identical assets and liabilities in active markets to which the Fund has access at the date of measurement;

Level 2 — Quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, but are valued based on executed trades, broker quotations that constitute an executable price, and alternative pricing sources supported by observable inputs which, in each case, are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

At the end of each reporting period, management evaluates the Level 2 and Level 3 assets, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from independent pricing services, and the existence of contemporaneous, observable trades in the market.

  |  9

Apollo Senior Floating Rate Fund Inc.

Notes to Schedule of Investments (continued)

March 31, 2019 (unaudited)

The valuation techniques used by the Fund to measure fair value at March 31, 2019 maximized the use of observable inputs and minimized the use of unobservable inputs. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers into and out of the levels are recognized at the value at the end of the period. A summary of the Fund’s investments categorized in the fair value hierarchy as of March 31, 2019 is as follows:

Apollo Senior Floating Rate Fund Inc.

	Total Fair Value at March 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Assets:
Cash and Cash Equivalents	$9,990,030	$9,990,030	$—	$—
Senior Loans	370,338,767	—	363,080,167	7,258,600
Corporate Notes and Bonds	34,694,072	—	34,689,285	4,787
Common Stock	1,433,744	—	917,388	516,356
Preferred Stock	3,913,240	—	—	3,913,240
Warrants	2,522	—	—	2,522

Total Assets	$420,372,375	$9,990,030	$398,686,840	$11,695,505

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value for the period January 1, 2019 through March 31, 2019:

Apollo Senior Floating Rate Fund Inc.

	Total	Senior Loans	Corporate Notes and Bonds	Common Stock	Preferred Stock	Warrants

Total Fair Value, beginning of period	$12,903,157	$8,720,408	$3,066	$532,168	$3,644,993	$2,522
Purchases, including capitalized PIK	128,296	128,296	—	—	—	—
Sales/Paydowns	(3,571)	(3,571)	—	—	—	—
Accretion/(amortization) of discounts/(premiums)	123,542	123,542	—	—	—	—
Net realized gain/(loss)	97	97	—	—	—	—
Net change in unrealized appreciation/(depreciation)	(40,206)	(294,362)	1,721	(15,812)	268,247	—
Transfers into Level 3	201,746	201,746	—	—	—	—
Transfers out of Level 3	(1,617,556)	(1,617,556)	—	—	—	—

Total Fair Value, end of period	$11,695,505	$7,258,600	$4,787	$516,356	$3,913,240	$2,522

Assets were transferred from Level 2 to Level 3 or from Level 3 to Level 2 as a result of changes in levels of liquid market observability when subject to various criteria as discussed above. There were no transfers between Level 1 and Level 2 fair value measurement during the period shown. The net change in unrealized appreciation/(depreciation) attributable to Level 3 investments still held at March 31, 2019 was $947,559.

10  |

Apollo Senior Floating Rate Fund Inc.

Notes to Schedule of Investments (continued)

March 31, 2019 (unaudited)

The following table provides quantitative measures used to determine the fair values of the Level 3 investments as of March 31, 2019:

Assets	Fair Value at March 31, 2019	Valuation Technique(s)(a)	Unobservable Input(s)	Range of Unobservable Input(s) Utilized

Senior Loans	$2,235,874	Independent pricing service and/or broker quotes	Vendor and/or broker quotes	N/A

	4,505,993	Discounted Cash Flow(b)	Discount Rate(b)	31.0%

	179,009	Recoverability(c)(d)	EBITDA | EV Multiple(c) Liquidation Proceeds(d)	$9m | 2.6x $26.2m - $31.6m

	337,724	Recoverability(d)	Liquidation Proceeds(d)	$22.6m

Corporate Notes and Bonds	4,787	Discounted Cash Flow(b) Recoverability(d)	Discount Rate(b) Liquidation Proceeds(d)	22.5% $0-$9.5m

	—	Recoverability(d)	Liquidation Proceeds(d)	$0

Common Stock	—	Recoverability(c)(d)	EBITDA | EV Multiple(c) Liquidation Proceeds(d)	$9m | 2.6x $26.2m - $31.6m

	—	Recoverability(d)	Liquidation Proceeds(d)	$22.6m

	88,589	Option Model(e)	Volatility(e)	29.4%

	427,767	Independent pricing service and/or broker quotes	Vendor and/or broker quotes	N/A

Preferred Stock	3,913,240	Discounted Cash Flow(b)	Discount Rate(b)	8.69%

Warrants	2,522	Independent pricing service and/or broker quotes	Vendor and/or broker quotes	N/A

Total Fair Value	$11,695,505

(a)	For the assets which have multiple valuation techniques, the Fund may rely on the techniques individually or in aggregate based on a weight ranging from 0-100%.
(b)

The Fund utilized a discounted cash flow model to fair value this security. The significant unobservable input used in the valuation model was the discount rate, which was determined based on the market rates an investor would expect for a similar investment with similar risks. The discount rate was applied to present value the projected cash flows in the valuation model. Significant increases in the discount rate may significantly lower the fair value of an investment; conversely, significant decreases in the discount rate may significantly increase the fair value of an investment.

(c)

The Fund utilized a recoverability approach to fair value these securities. The significant unobservable inputs used in the valuation model were EBITDA and enterprise value multiple. Significant increases or decreases in the input in isolation may result in a significantly higher or lower fair value measurement.

(d)

The Fund utilized a recoverability approach to fair value these securities, specifically a liquidation analysis. There are various, company specific inputs used in the valuation analysis that relate to the liquidation value of a company’s assets. The significant unobservable inputs used in the valuation model were liquidation proceeds. Significant increases or decreases in the input in isolation may result in a significantly higher or lower fair value measurement.

(e)

The Fund utilized a Black-Scholes options pricing model to fair value this security. The significant unobservable input used in the valuation model was volatility. Significant increases or decreases in the input in isolation may result in a significantly higher or lower fair value measurement.

  |  11

Apollo Senior Floating Rate Fund Inc.

Notes to Schedule of Investments (continued)

March 31, 2019 (unaudited)

Federal Tax Information

Cost for U.S federal income tax purposes differs from book basis primarily due to the deferral of losses from wash sales. Unrealized appreciation and depreciation on investments as of March 31, 2019 were as follows:

Apollo Senior Floating Rate Fund Inc.
Federal tax basis, cost	$423,278,949

Unrealized appreciation	1,702,288
Unrealized depreciation	(14,598,833)

Net unrealized appreciation/(depreciation)	$(12,896,605)

General Commitments and Contingencies

As of March 31, 2019, the Fund had unfunded loan commitments outstanding, which could be extended at the option of the borrower, as detailed below:

Borrower	Unfunded Loan Commitments
Charming Charlie, LLC Delayed Draw Term Loan	$263,440
Charming Charlie, LLC Vendor Payment Term Loan	309,929

Total unfunded loan commitments	$573,369

For more information with regard to significant accounting policies, see the Fund’s most recent annual report filed with the Securities and Exchange Commission.

12  |

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Apollo Senior Floating Rate Fund Inc.

By (Signature and Title)	/s/ Joseph Moroney
Joseph Moroney, President (principal executive officer)

Date	5/20/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Joseph Moroney
Joseph Moroney, President (principal executive officer)

Date	5/20/2019

By (Signature and Title)	/s/ Frank Marra
Frank Marra, Treasurer and Chief Financial Officer (principal financial officer)

Date	5/20/2019